Capital Management	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Capital Management
42.	Capital Management

Through clear understanding and managing of significant changes in external environment, related industry characteristics, and corporate growth plan, the Company manages its capital structure to ensure it has sufficient financial resources to sustain proper liquidity, to invest in capital expenditures and research and development expenses, to repay debts and to distribute dividends in accordance to its plan. The management pursues the most suitable capital structure by monitoring and maintaining proper financial ratios as below. The Company aims to enhance the returns of its shareholders through achieving an optimized debt-to-equity ratio from time to time.

	December 31,
	2018	2019
	(in thousands)
Short-term borrowings	$546,472	1,725,602
Long-term borrowings (including current installments)	86,305,318	111,968,392
Total liabilities	190,765,874	207,455,122
Total equity	207,785,306	178,901,874
Debt-to-equity ratio	92%	116%
Net debt-to-equity ratio(1)	9%	19%

(1) Net debt-to-equity ratio is defined as short-term borrowings plus long-term borrowings less cash and cash equivalents and divided by total equity.